Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 1,470.7	$ 1,911.6	$ 1,907.4
Tax at statutory federal rate	514.8	669.1	667.6
Tax credits	(62.2)	(1.9)	(2.2)
Dividends received deduction	(22.6)	(19.8)	(18.3)
Exempt interest income	(15.7)	(17.8)	(13.8)
Non-taxable gain1	0.0	(13.8)	0.0
Tax-deductible dividends	(6.1)	(7.9)	(6.5)
State income taxes, net of federal taxes	6.6	2.3	0.0
Other items, net	(1.3)	0.9	(0.4)
Total income tax provision	$ 413.5	$ 611.1	$ 626.4
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	35.00%	35.00%	35.00%
Tax credits	(4.00%)	(0.00%)	(0.00%)
Dividends received deduction	(2.00%)	(1.00%)	(1.00%)
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Non-taxable gain1	0.00%	(1.00%)	0.00%
Tax-deductible dividends	(0.00%)	(0.00%)	(0.00%)
State income taxes, net of federal taxes	0.00%	0.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	28.00%	32.00%	33.00%
ARX Holding Corp.
Business Acquisition [Line Items]
Ownership interest prior to acquisition				5.00%